SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Securities excluded from the diluted per share calculation

	Nine Months Ended
	September 30,
	2022	2021
Convertible notes and accrued interest	694,946,443	65,352,167
Preferred Stock	261,169,294	261,169,294
Stock options	13,650,002	13,650,002
Warrants	81,346,875	48,446,875
Potentially dilutive securities	1,051,112,614	388,618,338

	Year Ended
	December 31,	December 31,
	2021	2020

Convertible notes and accrued interest	361,265,001	282,423,699
Preferred Stock	227,787,627	247,285,158
Stock options	12,900,000	13,650,002
Warrants	81,346,875	13,250,000
Potentially dilutive securities	683,299,503	556,608,859